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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Cutler Trust

CUTLER EQUITY FUND

CUTLER FIXED INCOME FUND

CUTLER EMERGING MARKETS FUND

SEMI-ANNUAL REPORT

December 31, 2017

(Unaudited)

THE CUTLER TRUST
TABLE OF CONTENTS

THE CUTLER TRUST
LETTER TO SHAREHOLDERS

To the Cutler Trust Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust for the period ended December 31, 2017. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investments in either the Cutler Equity Fund, the Cutler Emerging Markets Fund, and/or the Cutler Fixed Income Fund.

The calendar year 2017 was a harmonious one for investors. In numerous ways, it was the least volatile year in history, as there were no months where the S&P 500 had a negative return. Stocks enjoyed a wind at their back throughout the year; the only question was how strong of a wind they enjoyed. A weaker U.S. dollar supplemented overseas returns, a contributing factor for the Emerging Markets Fund. Low rates led to muted fixed income returns, but allowed equity market investors to tolerate higher than historical average valuations. As such, stocks enjoyed a phenomenal run from the U.S. Presidential election through the end of 2017.

This report is retrospective however, and as we enter 2018, the markets have found that once elusive market risk. Economic data is strong, rates are rising, the dollar is strengthening. As such, early February saw the first market correction in several years. In times such as these, we remind investors of the long-term value created by the equity markets. Yes, markets sell-off periodically. They hit the “reset button,” which may create opportunities for investors. Will this time be different? History is on the side of investors who have stayed the course, weathered volatility, and kept with their investment plan.

Our belief is that the global economy is strong. Gross Domestic Product (GDP) growth has accelerated higher in recent years. Wages are climbing. Corporate earnings are growing. All of this is supportive of equities for the long term. There will be periods of time when stocks are overvalued, as well as the opposite. However, equities have been a phenomenal vehicle for wealth creation over time, and bonds have been a wonderful diffuser of risk. We believe that these asset classes maintain these fundamental characteristics today.

THE CUTLER TRUST
LETTER TO SHAREHOLDERS (Continued)

Thank you for your continued confidence in Cutler. Please call us anytime with questions about your investments.

Best regards,

Eric Patten	Matthew Patten
President	Treasurer

Before investing you should carefully consider the Cutler Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest.

The views in this report were those of the Cutler Funds’ investment adviser as of December 31, 2017 and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Cutler Funds and do not constitute investment advice.

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and S&P 500 Total Return Index

Average Annual Total Returns (for periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Cutler Equity Fund(a)	17.82%	13.34%	8.21%
S&P 500 Total Return Index(b)	21.83%	15.79%	8.50%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER FIXED INCOME FUND
PERFORMANCE INFORMATION
December 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Fixed Income Fund, Bloomberg Barclays Intermediate U.S. Government/Credit Index and Bloomberg Barclays Short-Term U.S. Government Index

Average Annual Total Returns (for periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Cutler Fixed Income Fund(a)	(0.40%)	0.38%	3.13%
Bloomberg Barclays Intermediate U.S. Government/ Credit Index(b)	2.14%	1.50%	3.32%
Bloomberg Barclays Short-Term U.S. Government Index(b)	0.45%	0.58%	1.53%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Bloomberg Barclays Short-Term U.S. Government Index cover intermediate and short-term, respectively, fixed income securities of the U.S government and publicly-issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance or any specific investment.

CUTLER EMERGING MARKETS FUND
PERFORMANCE INFORMATION
December 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Emerging Markets Fund and MSCI Emerging Markets Index

Average Annual Total Returns (for periods ended December 31, 2017)
	1 Year	Since Inception(b)
Cutler Emerging Markets Fund(a)	25.62%	2.27%
MSCI Emerging Markets Index(c)	37.28%	9.74%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on July 1, 2015.
(c)	The MSCI Emerging Markets Index captures large and mid cap representation across 24 emerging markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2017 (Unaudited)

Sector Allocation (% of Net Assets)

CUTLER FIXED INCOME FUND
PORTFOLIO INFORMATION
December 31, 2017 (Unaudited)

Asset Allocation (% of Net Assets)

CUTLER EMERGING MARKETS FUND
PORTFOLIO INFORMATION
December 31, 2017 (Unaudited)

Country Allocation (% of Net Assets)

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2017 (Unaudited)
COMMON STOCKS — 98.4%	Shares	Value
Consumer Discretionary — 12.4%
Hotels, Restaurants & Leisure — 4.3%
McDonald's Corporation	39,655	$6,825,419

Media — 3.3%
Walt Disney Company (The)	48,992	5,267,130

Specialty Retail — 4.8%
Home Depot, Inc. (The)	40,700	7,713,871

Consumer Staples — 13.2%
Beverages — 2.9%
PepsiCo, Inc.	37,995	4,556,360

Food & Staples Retailing — 5.4%
Kroger Company (The)	122,971	3,375,554
Wal-Mart Stores, Inc.	53,677	5,300,604
		8,676,158
Food Products — 2.3%
General Mills, Inc.	62,675	3,716,001

Household Products — 2.6%
Procter & Gamble Company (The)	45,130	4,146,544

Energy — 7.2%
Energy Equipment & Services — 1.2%
Schlumberger Ltd.	27,000	1,819,530

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corporation	43,820	5,485,826
Exxon Mobil Corporation	49,563	4,145,449
		9,631,275
Financials — 14.6%
Banks — 3.1%
M&T Bank Corporation	28,340	4,845,856

Capital Markets — 6.7%
BlackRock, Inc.	13,284	6,824,124
Northern Trust Corporation	39,000	3,895,710
		10,719,834

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Financials — 14.6% (Continued)
Insurance — 4.8%
Marsh & McLennan Companies, Inc.	44,000	$3,581,160
Prudential Financial, Inc.	35,500	4,081,790
		7,662,950
Health Care — 11.9%
Health Care Equipment & Supplies — 3.7%
Becton, Dickinson and Company	27,525	5,892,001

Pharmaceuticals — 8.2%
Bristol-Myers Squibb Company	71,490	4,380,907
Johnson & Johnson	37,170	5,193,393
Merck & Company, Inc.	62,790	3,533,193
		13,107,493
Industrials — 11.6%
Aerospace & Defense — 2.7%
United Technologies Corporation	34,510	4,402,441

Machinery — 8.9%
Caterpillar, Inc.	44,280	6,977,642
Deere & Company	45,944	7,190,696
		14,168,338
Information Technology — 14.4%
Semiconductors & Semiconductor Equipment — 10.1%
Intel Corporation	107,465	4,960,584
QUALCOMM, Inc.	56,924	3,644,275
Texas Instruments, Inc.	71,610	7,478,948
		16,083,807
Software — 4.3%
Microsoft Corporation	81,425	6,965,095

Materials — 3.3%
Chemicals — 3.3%
DowDuPont, Inc.	74,875	5,332,597

Telecommunication Services — 5.3%
Diversified Telecommunication Services — 5.3%
AT&T, Inc.	109,403	4,253,589
Verizon Communications, Inc.	80,786	4,276,003
		8,529,592

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Utilities — 4.5%
Gas Utilities — 1.8%
National Fuel Gas Company	52,145	$2,863,282

Multi-Utilities — 2.7%
Dominion Energy, Inc.	53,243	4,315,878

Total Common Stocks (Cost $95,206,521)		$157,241,452

MONEY MARKET FUNDS — 1.6%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.18% (a) (Cost $2,511,218)	2,511,218	$2,511,218

Total Investments at Value — 100.0% (Cost $97,717,739)		$159,752,670

Liabilities in Excess of Other Assets — (0.0%) (b)		(23,625)

Net Assets — 100.0%		$159,729,045

(a)	The rate shown is the 7-day effective yield as of December 31, 2017.
(b)	Percentage rounds to less than (0.1%).
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS December 31, 2017 (Unaudited)
U.S. TREASURY OBLIGATIONS — 16.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	11/30/19	$250,000	$249,375
U.S. Treasury Notes	1.875%	12/15/20	250,000	249,277
U.S. Treasury Notes	1.625%	02/15/26	700,000	661,062
U.S. Treasury Notes	1.625%	05/15/26	650,000	612,219
U.S. Treasury Notes	2.000%	11/15/26	500,000	483,887
Total U.S. Treasury Obligations (Cost $2,286,697)				$2,255,820

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.1%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 18.2%
Federal Farm Credit Bank	2.750%	06/26/23	$500,000	$510,368
Federal Farm Credit Bank	2.040%	02/10/25	100,000	95,256
Federal Farm Credit Bank	2.370%	05/01/25	300,000	296,661
Federal Farm Credit Bank	2.360%	06/16/25	310,000	301,287
Federal Farm Credit Bank	2.240%	07/06/27	1,150,000	1,087,473
Federal Farm Credit Bank	2.500%	07/12/27	250,000	241,233
				2,532,278
Federal Home Loan Bank — 17.0%
Federal Home Loan Bank	1.500%	03/29/22	250,000	247,307
Federal Home Loan Bank	1.500%	10/27/22	500,000	493,798
Federal Home Loan Bank	2.125%	03/10/23	350,000	345,771
Federal Home Loan Bank	1.500%	07/27/28	1,000,000	952,785
Federal Home Loan Bank	2.570%	10/06/31	345,000	317,921
				2,357,582
Federal Home Loan Mortgage Corporation — 1.1%
Federal Home Loan Mortgage Corporation	1.500%	10/27/23	150,000	146,356

Private Export Funding Corporation — 2.7%
Private Export Funding Corporation	4.300%	12/15/21	350,000	376,807

U.S. Department of Housing and Urban Development — 1.1%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	157,096
Total U.S. Government Agency Obligations (Cost $5,626,333)				$5,570,119

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 32.0%	Coupon		Maturity	Par Value	Value
Commercial — 4.0%
Banc of America Commercial Mortgage Trust, IO, Series 2004-4	0.055	%(a)	07/01/42	$1,596,746	$428
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20	5.161	%(a)	10/12/42	200,000	43,961
Credit Suisse First Boston Mortgage Securities Corporation, IO, Series 2004-C1, 144A	0.563	%(a)	01/15/37	3,875,063	79,391
FREMF Mortgage Trust, IO, Series 2011-K15	0.100	%(a)	08/01/44	112,990,921	316,838
GMAC Commercial Mortgage Securities, Inc. Trust, IO, Series 1997-C1	1.708	%(a)	07/15/29	4,789,029	91,132
Merrill Lynch Mortgage Trust, IO, Series 2008-C1, 144A	0.145	%(a)	02/12/51	34,499,826	10,816
Morgan Stanley Capital I Trust, IO, Series 1998-HF2	1.292	%(a)	11/01/30	510,123	36
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21	0.000	%(a)	10/01/44	315,367,706	13,939
					556,541
Federal Home Loan Mortgage Corporation — 2.5%
FHLMC, IO, Series K717	0.498	%(a)	09/01/21	19,546,279	307,895
FHLMC, Pool #J13584	3.500%		11/01/25	27,819	28,887
FHLMC, Series 1963	7.500%		01/01/27	15,619	17,719
					354,501
Federal National Mortgage Association — 13.5%
FANNIEMAE-ACES, IO, Series 2013-M4	3.787	%(a)	02/25/18	589,140	125
FANNIEMAE-ACES, IO, Series 2013-M13	0.173	%(a)	05/01/18	21,027,732	195
FANNIEMAE-ACES, IO, Series 2014-M8 (1MO LIBOR + 491.4)	1.611	%(a)	05/25/18	698,815	2,201
FANNIEMAE-ACES, IO, Series 2010-M4	0.729	%(a)	06/25/20	12,627,457	191,754
FANNIEMAE-ACES, IO, Series 2011-M2	0.005	%(a)	04/25/21	24,722,987	139,729
FANNIEMAE-ACES, IO, Series 2012-M4	0.551	%(a)	04/25/22	10,921,665	210,984
FANNIEMAE-ACES, IO, Series 2015-M4	0.563	%(a)	07/25/22	14,042,673	292,776

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 32.0% (Continued)	Coupon		Maturity	Par Value	Value
Federal National Mortgage Association — 13.5% (Continued)
FANNIEMAE-ACES, IO, Series 2015-M1	0.550	%(a)	09/25/24	$29,060,398	$909,727
FANNIEMAE-ACES, IO, Series 2014-M13	0.127	%(a)	08/25/24	12,463,226	100,889
FNMA, Series 2003-3	5.000%		02/01/18	75	75
FNMA, Pool #899237	5.000%		03/01/22	3,421	3,565
FNMA, Series 2002-93	6.500%		03/01/32	19,379	21,144
					1,873,164
Government National Mortgage Association — 12.0%
GNMA, IO, Series 2011-121 (1MO LIBOR + 610)	4.727	%(a)	03/16/43	1,071,042	140,293
GNMA, IO, Series 2010-100	0.403	%(a)	07/16/50	4,949,070	110,410
GNMA, IO, Series 2012-4	0.231	%(a)	05/16/52	2,455,172	38,754
GNMA, IO, Series 2013-35	0.483	%(a)	01/16/53	9,868,600	333,745
GNMA, IO, Series 2012-135	0.603	%(a)	01/16/53	7,055,419	247,760
GNMA, IO, Series 2012-114	0.808	%(a)	01/16/53	3,650,459	183,093
GNMA, IO, Series 2012-112	0.309	%(a)	02/16/53	2,498,424	57,717
GNMA, IO, Series 2012-125	0.414	%(a)	02/16/53	13,894,515	420,049
GNMA, IO, Series 2012-107	0.564	%(a)	12/16/53	3,937,619	131,201
					1,663,022

Total Mortgage-Backed Securities (Cost $5,575,028)					$4,447,228

CORPORATE BONDS — 4.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 1.1%
NVR, Inc.	3.950%	09/15/22	$150,000	$156,588

Financials — 3.2%
Citigroup, Inc.	2.700%	10/27/22	150,000	148,397
Finial Holdings, Inc.	7.125%	10/15/23	250,000	292,111
				440,508

Total Corporate Bonds (Cost $588,267)				$597,096

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 6.6%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.18% (b) (Cost $909,752)	909,752	$909,752

Total Investments at Value — 99.2% (Cost $14,986,077)		$13,780,015

Other Assets in Excess of Liabilities — 0.8%		116,507

Net Assets — 100.0%		$13,896,522

IO – Interest only strip. Par value shown is the notional value, not a true par value (Note 6).

144A – This is a restricted security that was sold in a transaction exempt under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $90,207 at December 31, 2017, representing 0.6% of net assets.

LIBOR – London interbank offered rate.
(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b) The rate shown is the 7-day effective yield as of December 31, 2017.
See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS December 31, 2017 (Unaudited)
COMMON STOCKS — 73.5%	Shares	Value
Brazil — 5.9%
Ambev S.A. - ADR	29,510	$190,635
Banco Bradesco S.A. - ADR	11,790	120,729
Companhia Paranaense de Energia-Copel - ADR	12,500	95,375
Itau Unibanco Holding S.A. - ADR	19,270	250,510
Telefonica Brasil S.A. - ADR	7,200	106,776
TIM Participacoes S.A. - ADR	5,950	114,894
		878,919
Chile — 2.3%
Empresa Nacional de Telecomunicaciones S.A.	17,614	197,918
Viña Concha y Toro S.A. (a)	79,500	150,288
		348,206
China — 3.3%
China Petroleum & Chemical Corporation - ADR	1,500	110,055
PetroChina Company Ltd. - ADR	2,576	180,166
Sinopec Shanghai Petrochemical Company Ltd. - ADR	3,704	211,128
		501,349
Colombia — 1.3%
Grupo de Inversiones Suramericana S.A.	14,983	202,500

Hong Kong — 15.7%
Beijing Enterprises Holdings Ltd. (a)	41,000	242,681
China Overseas Land & Investment Ltd. (a)	59,000	189,383
China Overseas Property Holdings Ltd. (a)	15,666	4,237
China Resources Beer Holdings Company Ltd. (a)	104,000	372,576
China Resources Land Ltd. (a)	68,000	199,487
CITIC Ltd. (a)	107,000	154,375
COSCO Pacific Ltd.	12,250	12,747
Hengan International Group Company Ltd. (a)	39,000	431,807
Lenovo Group Ltd. - ADR	8,206	92,236
Shanghai Industrial Holdings Ltd. (a)	69,000	197,344
Sino Biopharmaceutical Ltd. (a)	99,000	175,023
Tingyi (Cayman Islands) Holding Corporation	148,000	287,936
		2,359,832
Indonesia — 3.7%
Indofood Sukses Makmur Tbk.	277,700	156,029
Semen Indonesia Persero Tbk.	263,100	191,931
Telekomunikasi Indonesia Persero Tbk. - ADR	6,514	209,881
		557,841
Korea (Republic of) — 10.7%
AmorePacific Group	710	93,835

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 73.5% (Continued)	Shares	Value
Korea (Republic of) — 10.7% (Continued)
Dongbu Insurance Company Ltd.	2,159	$144,086
Korea Gas Corporation (a) (b)	3,880	154,911
KT Corporation - ADR	11,956	186,633
LG Corporation (a)	3,275	279,279
POSCO - ADR	2,676	209,076
Samsung Electronics Company Ltd. (a)	188	448,212
Samsung Fire & Marine Insurance Company Ltd. (a)	370	92,575
		1,608,607
Malaysia — 5.5%
CIMB Group Holdings Berhad	223,503	359,275
Genting Berhad (a)	84,200	190,246
Malayan Banking Berhad (a)	115,860	278,909
		828,430
Mexico — 2.9%
América Móvil S.A.B. de C.V. - Series L - ADR	15,817	271,262
Coca-Cola Femsa S.A.B. de C.V. - Series L	23,837	166,288
		437,550
Peru — 0.2%
Grupo Graña y Montero - ADR	11,500	32,775

Philippines — 2.3%
Aboitiz Equity Ventures, Inc. (a)	87,350	129,200
Robinsons Land Corporation (a)	180,000	76,573
Universal Robina Corporation	45,370	137,017
		342,790
Russian Federation — 1.3%
Surgutneftegaz OJSC - ADR	39,980	196,302

South Africa — 6.8%
Liberty Holdings Ltd.	16,865	169,578
Naspers Ltd. - Class N - ADR	6,285	355,731
Sasol Ltd. - ADR	4,502	154,013
Shoprite Holdings Ltd. - ADR	8,803	157,222
Shoprite Holdings Ltd.	10,000	178,741
		1,015,285
Taiwan Province of China — 8.5%
Cheng Shin Rubber Industry Company Ltd.	54,000	95,423
Compal Electronics, Inc. (a)	238,000	170,393
CTCI Corporation (a)	156,000	236,793
Delta Electronics, Inc. (a)	39,100	188,157

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 73.5% (Continued)	Shares	Value
Taiwan Province of China — 8.5% (Coninued)
Giant Manufacturing Company Ltd. (a)	21,000	$115,296
President Chain Store Corporation (a)	29,000	276,638
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,000	198,250
		1,280,950
Thailand — 1.5%
Charoen Pokphand Foods plc	309,000	227,694

United States — 1.6%
Southern Copper Corporation	4,890	232,030

Total Common Stocks (Cost $9,041,070)		$11,051,060

PREFERRED STOCKS — 0.8%	Shares	Value
Brazil — 0.8%
Companhia Brasileira de Distribuição - ADR	5,000	$117,850

Colombia — 0.0% (c)
Grupo de Inversiones Suramericana	183	2,394

Total Preferred Stocks (Cost $100,275)		$120,244

EXCHANGE-TRADED FUNDS — 20.4%	Shares	Value
Columbia India Consumer ETF	11,000	$545,820
Global X MSCI Argentina ETF	5,650	199,502
iShares China Large-Cap ETF	7,500	346,275
iShares MSCI India ETF	26,800	966,676
iShares MSCI Japan ETF	2,750	164,807
iShares MSCI Taiwan ETF	4,429	160,374
iShares MSCI Turkey ETF	3,500	152,110
VanEck Vectors India Small-Cap Index ETF	1,890	128,180
VanEck Vectors Poland ETF	9,326	184,272
VanEck Vectors Vietnam ETF	12,400	221,712
Total Exchange-Traded Funds (Cost $2,616,998)		$3,069,728

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.2%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.18% (d) (Cost $789,808)	789,808	$789,808

Total Investments at Value — 99.9% (Cost $12,548,151)		$15,030,840

Other Assets in Excess of Liabilities — 0.1%		8,844

Net Assets — 100.0%		$15,039,684

ADR - American Depositary Receipt.
(a)	Level 2 security (Note 2)
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2017.
See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SUMMARY OF COMMON & PREFERRED STOCKS BY SECTOR AND INDUSTRY December 31, 2017 (Unaudited)
Sector/Industry	% of Net Assets
Consumer Discretionary — 5.0%
Auto Components	0.6%
Hotels, Restaurants & Leisure	1.2%
Leisure Products	0.8%
Media	2.4%
Consumer Staples — 19.6%
Beverages	3.4%
Food & Staples Retailing	7.3%
Food Products	5.4%
Personal Products	3.5%
Energy — 4.3%
Oil, Gas & Consumable Fuels	4.3%
Financials — 10.7%
Banks	8.0%
Insurance	2.7%
Health Care — 1.2%
Pharmaceuticals	1.2%
Industrials — 8.6%
Construction & Engineering	1.8%
Industrial Conglomerates	6.7%
Transportation Infrastructure	0.1%
Information Technology — 7.3%
Electronic Equipment, Instruments & Components	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Technology Hardware, Storage & Peripherals	4.7%
Materials — 5.6%
Chemicals	1.4%
Construction Materials	1.3%
Metals & Mining	2.9%
Real Estate — 3.1%
Real Estate Management & Development	3.1%
Telecommunication Services — 7.2%
Diversified Telecommunication Services	3.3%
Wireless Telecommunication Services	3.9%
Utilities — 1.7%
Electric Utilities	0.7%
Gas Utilities	1.0%
74.3%

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2017 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
ASSETS
Investments in securities:
At acquisition cost	$97,717,739	$14,986,077	$12,548,151
At value (Note 2)	$159,752,670	$13,780,015	$15,030,840
Cash denominated in foreign currency (Cost $26,000)	—	—	26,459
Dividends and interest receivable	210,633	143,528	18,138
Receivable for capital shares sold	10,940	24	1,371
Other assets	20,981	7,774	3,865
Total assets	159,995,224	13,931,341	15,080,673

LIABILITIES
Payable for capital shares redeemed	110,368	7,848	12,692
Payable to Adviser (Note 3)	101,133	5,951	5,537
Payable to administrator (Note 3)	20,200	6,000	6,500
Other accrued expenses	34,478	15,020	16,260
Total liabilities	266,179	34,819	40,989

NET ASSETS	$159,729,045	$13,896,522	$15,039,684

NET ASSETS CONSIST OF:
Paid-in capital	$98,333,185	$16,770,192	$12,749,972
Accumulated (distributions in excess of) net investment income (loss)	(741)	(95,631)	(32,212)
Accumulated net realized losses from investment transactions	(638,330)	(1,571,977)	(161,294)
Net unrealized appreciation (depreciation) on investments	62,034,931	(1,206,062)	2,482,689
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	—	—	529
NET ASSETS	$159,729,045	$13,896,522	$15,039,684

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,739,321	1,619,129	1,455,237

Net asset value, offering price and redemption price per share (Note 2)	$20.64	$8.58	$10.33

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2017 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
INVESTMENT INCOME
Dividend income	$2,006,062	$3,157	$183,841
Interest income	—	59,674 (a)	—
Foreign withholding taxes on dividends	—	—	(20,297)
Total investment income	2,006,062	62,831	163,544

EXPENSES
Investment advisory fees (Note 3)	560,997	36,987	58,063
Administration fees (Note 3)	112,211	36,000	39,000
Shareholder servicing fees (Note 3)	108,158	—	—
Professional fees	26,438	16,285	12,479
Registration and filing fees	11,174	7,896	5,562
Custody and bank service fees	7,983	2,694	11,419
Trustees’ fees and expenses (Note 3)	16,056	2,066	1,762
Pricing costs	478	8,660	7,426
Postage and supplies	5,336	1,969	6,498
Insurance expense	8,297	1,095	954
Printing of shareholder reports	2,951	1,903	1,635
Other expenses	117	4,029	4,018
Total expenses	860,196	119,584	148,816
Less fee reductions by the Adviser (Note 3)	—	—	(42,937)
Net expenses	860,196	119,584	105,879

NET INVESTMENT INCOME (LOSS)	1,145,866	(56,753)	57,665

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investment transactions	105,237	(599,605)	(11,126)
Foreign currency transactions	—	—	(858)
Net change in unrealized appreciation (depreciation) on:
Investments	19,117,533	736,250	1,332,820
Foreign currency translation	—	—	660
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	19,222,770	136,645	1,321,496

NET INCREASE IN NET ASSETS FROM OPERATIONS	$20,368,636	$79,892	$1,379,161

(a)	Includes income received from prepayment penalties for IO securities (Note 6).
See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
FROM OPERATIONS
Net investment income	$1,145,866	$2,116,103
Net realized gains from investment transactions	105,237	3,216,953
Net change in unrealized appreciation on investments	19,117,533	7,680,452
Net increase in net assets from operations	20,368,636	13,013,508

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,154,375)	(2,190,013)
From net realized gains	(1,915,091)	(1,318,085)
Decrease in net assets from distributions to shareholders	(3,069,466)	(3,508,098)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,003,976	14,631,254
Net asset value of shares issued in reinvestment of distributions to shareholders	3,052,519	3,470,999
Payments for shares redeemed	(9,211,567)	(18,158,476)
Net increase (decrease) from capital share transactions	844,928	(56,223)

TOTAL INCREASE IN NET ASSETS	18,144,098	9,449,187

NET ASSETS
Beginning of period	141,584,947	132,135,760
End of period	$159,729,045	$141,584,947

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(741)	$7,768

CAPITAL SHARE ACTIVITY
Shares sold	359,115	819,672
Shares reinvested	151,168	192,278
Shares redeemed	(471,507)	(1,016,163)
Net increase (decrease) in shares outstanding	38,776	(4,213)
Shares outstanding at beginning of period	7,700,545	7,704,758
Shares outstanding at end of period	7,739,321	7,700,545

See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
FROM OPERATIONS
Net investment income (loss)	$(56,753)	$506,502
Net realized losses from investment transactions	(599,605)	(876,752)
Net change in unrealized appreciation (depreciation) on investments	736,250	(559,697)
Net increase (decrease) in net assets from operations	79,892	(929,947)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,341,500)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	595,140	1,722,438
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,322,778
Payments for shares redeemed	(1,849,184)	(3,991,945)
Net decrease from capital share transactions	(1,254,044)	(946,729)

TOTAL DECREASE IN NET ASSETS	(1,174,152)	(3,218,176)

NET ASSETS
Beginning of period	15,070,674	18,288,850
End of period	$13,896,522	$15,070,674

ACCUMULATED NET INVESTMENT LOSS	$(95,631)	$(58,036)

CAPITAL SHARE ACTIVITY
Shares sold	69,025	189,121
Shares reinvested	—	148,472
Shares redeemed	(215,931)	(458,319)
Net decrease in shares outstanding	(146,906)	(120,726)
Shares outstanding at beginning of period	1,766,035	1,886,761
Shares outstanding at end of period	1,619,129	1,766,035

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
FROM OPERATIONS
Net investment income	$57,665	$69,892
Net realized losses from:
Investment transactions	(11,126)	(77,335)
Foreign currency transactions	(858)	(1,786)
Net change in unrealized appreciation (depreciation) on:
Investments	1,332,820	1,161,934
Foreign currency translation	660	(167)
Net increase in net assets from operations	1,379,161	1,152,538

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(116,500)	(56,835)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,159,887	4,612,140
Net asset value of shares issued in reinvestment of distributions to shareholders	116,500	56,835
Payments for shares redeemed	(611,107)	(1,781,382)
Net increase from capital share transactions	1,665,280	2,887,593

TOTAL INCREASE IN NET ASSETS	2,927,941	3,983,296

NET ASSETS
Beginning of period	12,111,743	8,128,447
End of period	$15,039,684	$12,111,743

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(32,212)	$27,481

CAPITAL SHARE ACTIVITY
Shares sold	219,177	511,702
Shares reinvested	11,708	6,831
Shares redeemed	(61,828)	(202,148)
Net increase in shares outstanding	169,057	316,385
Shares outstanding at beginning of period	1,286,180	969,795
Shares outstanding at end of period	1,455,237	1,286,180

See accompanying notes to financial statements.

CUTLER EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2017		Years Ended June 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$18.39		$17.15	$17.06	$17.33	$14.94	$12.70

Income from investment operations:
Net investment income	0.15		0.28	0.30	0.25	0.22	0.19
Net realized and unrealized gains on investments	2.50		1.42	0.88	0.02 (a)	2.47	2.24
Total from investment operations	2.65		1.70	1.18	0.27	2.69	2.43

Less distributions from:
Net investment income	(0.15)		(0.29)	(0.28)	(0.25)	(0.22)	(0.19)
Net realized gains	(0.25)		(0.17)	(0.81)	(0.29)	(0.08)	—
Total distributions	(0.40)		(0.46)	(1.09)	(0.54)	(0.30)	(0.19)

Net asset value at end of period	$20.64		$18.39	$17.15	$17.06	$17.33	$14.94

Total return (b)	14.47	%(c)	9.97%	7.40%	1.49%	18.13%	19.26%

Net assets at end of period (000’s)	$159,729		$141,585	$132,136	$122,739	$122,230	$101,184

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.15	%(d)	1.14%	1.15%	1.15%	1.15%	1.15%

Ratio of net investment income to average net assets	1.53	%(d)	1.54%	1.79%	1.42%	1.37%	1.53%

Portfolio turnover rate	5	%(c)	5%	11%	14%	8%	8	%(e)

(a)

The amount of net gains on investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Changes due to the timing of purchases and redemptions of Fund shares during the period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the value of securities sold to realign the Fund’s portfolio following the merger with The Elite Growth & Income Fund (Note 1).
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2017		Year Ended June 30,		Year Ended June 30,		Year Ended June 30,		Year Ended June 30,	Nine Months Ended June 30,		Year Ended Sept. 30,
	(Unaudited)		2017		2016		2015		2014	2013(a)		2012
Net asset value at beginning of period	$8.53		$9.69		$10.18		$10.01		$9.98	$10.40		$10.27

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.25		0.79		0.49		0.05	0.05		0.21
Net realized and unrealized gains (losses) on investments	0.09		(0.72)		(0.50)		(0.12)		0.17	(0.27)		0.31
Total from investment operations	0.05		(0.47)		0.29		0.37		0.22	(0.22)		0.52

Less distributions from:
Net investment income	—		(0.69)		(0.78)		(0.20)		(0.14)	(0.20)		(0.39)
Net realized gains	—		—		—		—		(0.05)	—		—
Total distributions	—		(0.69)		(0.78)		(0.20)		(0.19)	(0.20)		(0.39)

Net asset value at end of period	$8.58		$8.53		$9.69		$10.18		$10.01	$9.98		$10.40

Total return(b)	0.59	%(c)	(5.02%)		2.91%		3.65%		2.26%	(2.16	%)(c)	5.07%

Net assets at end of period (000’s)	$13,897		$15,071		$18,289		$17,431		$14,941	$16,262		$19,693

Ratios/supplementary data:

Ratio of total expenses to average net assets	1.62	%(d)	1.46%		1.36%		1.41%		1.52%	1.54	%(d)	1.52%

Ratio of net investment income (loss) to average net assets	(0.77	%)(d)(e)	2.91	%(e)	8.42	%(e)	4.95	%(e)	0.61%	0.95	%(d)	2.03%

Portfolio turnover rate	24	%(c)	24%		71%		85%		55%	34	%(c)	53%

(a)	Fund changed its fiscal year end to June 30.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)

Ratio includes income from prepayment penalties received for IO securities of 6.00%(d), 11.29%, 6.90% and 4.57% of average daily net assets for the periods ended December 31, 2017, June 30, 2017, 2016 and 2015, respectively (Note 6).

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2017 (Unaudited)		Year Ended June 30, 2017		Period Ended June 30, 2016(a)

Net asset value at beginning of period	$9.42		$8.38		$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.06		0.10
Net realized and unrealized gains (losses) on investments	0.95		1.03		(1.65)
Total from investment operations	0.99		1.09		(1.55)

Less distributions from:
Net investment income	(0.08)		(0.05)		(0.07)

Net asset value at end of period	$10.33		$9.42		$8.38

Total return (b)	10.55	%(c)	13.14%		(15.43	%)(c)

Net assets at end of period (000’s)	$15,040		$12,112		$8,128

Ratios/supplementary data:

Ratio of total expenses to average net assets	2.18	%(e)	2.60%		3.85	%(e)

Ratio of net expenses to average net assets (d)	1.55	%(e)	1.56	%(f)	1.55	%(e)

Ratio of net investment income to average net assets (d)	0.84	%(e)	0.72%		1.56	%(e)

Portfolio turnover rate	1	%(c)	15%		10	%(c)

(a)	Represents the period from the commencement of operations (July 1, 2015) through June 30, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).
(e)	Annualized.
(f)	Includes federal excise taxes of 0.01% of average net assets with respect to the year ended June 30, 2017.
See accompanying notes to financial statements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited)

1. Organization

Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

On September 28, 2012, Cutler Equity Fund consummated a tax-free merger with The Elite Growth & Income Fund, previously a series of The Elite Group of Mutual Funds. Pursuant to the terms of the agreement governing the merger, each share of The Elite Growth & Income Fund was converted into an equivalent dollar amount of shares of Cutler Equity Fund, based on the net asset values (“NAV”) of Cutler Equity Fund and The Elite Growth & Income Fund as of September 27, 2012. The basis of the assets transferred from The Elite Growth & Income Fund reflected the historical basis of the assets as of the date of the tax-free merger. Cutler Equity Fund seeks current income and long-term capital appreciation.

The Elite Income Fund (the “Predecessor Fund”), a series of The Elite Group of Mutual Funds, was reorganized into Cutler Fixed Income Fund (the “Reorganization”) effective September 28, 2012, pursuant to an Agreement and Plan of Reorganization. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on September 27, 2012. The Predecessor Fund transferred all its assets to Cutler Fixed Income Fund in exchange for shares of Cutler Fixed Income Fund and the assumption by Cutler Fixed Income Fund of all the known liabilities of the Predecessor Fund. Cutler Fixed Income Fund did not have any significant assets or liabilities immediately prior to the consummation of the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets transferred to Cutler Fixed Income Fund reflected the historical basis of the assets as of the date of the Reorganization. Cutler Fixed Income Fund seeks to achieve high income over the long-term.

Cutler Emerging Markets Fund seeks current income and long-term capital appreciation.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities Valuation — Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their NAVs. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2017 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$157,241,452	$—	$—	$157,241,452
Money Market Funds	2,511,218	—	—	2,511,218
Total	$159,752,670	$—	$—	$159,752,670

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,255,820	$—	$2,255,820
U.S. Government Agency Obligations	—	5,570,119	—	5,570,119
Mortgage-Backed Securities	—	4,447,228	—	4,447,228
Corporate Bonds	—	597,096	—	597,096
Money Market Funds	909,752	—	—	909,752
Total	$909,752	$12,870,263	$—	$13,780,015

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,296,677	$4,754,383	$—	$11,051,060
Preferred Stocks	120,244	—	—	120,244
Exchange-Traded Funds	3,069,728	—	—	3,069,728
Money Market Funds	789,808	—	—	789,808
Total	$10,276,457	$4,754,383	$—	$15,030,840

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. As of December 31, 2017, Cutler Equity Fund and Cutler Emerging Markets Fund did not have any transfers into or out of any Level. There were no Level 3 securities held by the Funds as of December 31, 2017.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 investments of Cutler Fixed Income Fund for which significant unobservable inputs were used to determine fair value between June 30, 2017 and December 31, 2017:

Cutler Fixed Income Fund
Balance as of June 30 2017	$574,169
Transfers into and/or out of Level 3*	(245,104)
Sales	(302,000)
Realized losses	(54,052)
Amortization	(21,561)
Net change in unrealized appreciation (depreciation)	48,548
Balance as of December 31, 2017	$—

*	Transfers out of of Level 3 were due to the availability of a vendor price.

There were no derivative instruments held by the Funds during the six months ended or as of December 31, 2017.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Common Expenses — Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income and prepayment fee income, if any, is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method over the estimated lives of the securities. Realized gains and losses on securities sold are determined on a specific identification basis. Withholding taxes on foreign dividends and foreign capital gains taxes, when applicable, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Translation — Assets and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. on the respective date of such transactions.

C.

The Funds do not isolate that portion of the results of operations caused by fluctuations in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from: (1) purchases and sales of foreign currencies; (2) currency gains or losses realized between the trade and settlement dates on securities transactions; and (3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, excluding changes in foreign exchange rates on investments as discussed in the Note C above, that result from changes in exchange rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of Cutler Equity Fund and Cutler Fixed Income Fund and are declared and paid annually to shareholders of Cutler Emerging Markets Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Funds during the periods ended December 31, 2017 and June 30, 2017 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Equity Fund	12/31/2017	$1,154,375	$1,915,091	$3,069,466
	6/30/2017	$2,191,035	$1,318,085	$3,509,120

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Fixed Income Fund	12/31/2017	$—	$—	$—
	6/30/2017	$1,352,018	$—	$1,352,018

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Emerging Markets Fund	12/31/2017	$116,500	$—	$116,500
	6/30/2017	$80,337	$—	$80,337

Federal income tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2017:

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
Tax cost of portfolio investments and foreign currencies	$97,731,915	$15,098,288	$12,602,160
Gross unrealized appreciation	$63,697,587	$85,284	$2,748,853
Gross unrealized depreciation	(1,676,832)	(1,403,557)	(320,173)
Net unrealized appreciation (depreciation)	62,020,755	(1,318,273)	2,428,680
Accumulated ordinary income (loss)	(741)	(42,018)	16,270
Capital loss carryforwards	(729,377)	(904,091)	(144,113)
Other gains and losses	105,223	(609,288)	(11,125)
Accumulated earnings (deficit)	$61,395,860	$(2,873,670)	$2,289,712

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund, losses deferred due to wash sales and amortization of bond premiums and discounts for Cutler Fixed Income Fund and losses deferred due to wash sales and holdings classified as passive foreign investment companies (PFICs) for Cutler Emerging Markets Fund.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

For the six months ended December 31, 2017, the Funds made the following reclassifications on the Statements of Assets and Liabilities:

	Cutler Equity Funds	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
Accumulated net investment loss	$—	$19,158	$(858)
Accumulated net realized losses from investment transactions	—	(19,158)	858

Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund’s net assets or NAV per share.

As of June 30, 2017, Cutler Equity Fund had short-term capital loss carryforwards of $729,377, which expires on June 30, 2018. As of June 30, 2017, Cutler Fixed Income Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $283,178 and $620,913, respectively. As of June 30, 2017, Cutler Emerging Markets Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $60,474 and $83,639, respectively. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Transactions with Related Parties

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to Investment Advisory Agreements, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund pay the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75%, 0.50% and 0.85%, respectively, of average daily net assets.

The Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until November 1, 2018, to reduce its advisory fees and to pay the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to the extent necessary to limit annual ordinary operating expenses to 1.15% and 1.55%, respectively, of average daily net assets. (Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses.) Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds’ obligation, are subject to repayment by the

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Funds, provided that the repayment does not cause the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to exceed the annual expense limit of 1.15% and 1.55%, respectively, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended December 31, 2017, the Adviser reduced its advisory fees by $42,937 with respect to Cutler Emerging Markets Fund.

As of December 31, 2017, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	June 30, 2019	June 30, 2020	December 31, 2020	Total
Cutler Emerging Markets Fund	$122,966	$100,955	$42,937	$266,858

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Shareholder Service Plan — Each Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of its average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the six months ended December 31, 2017, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund paid $108,158, $0 and $0, respectively, for such services.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,875 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

4. Securities Transactions

During the six months ended December 31, 2017, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $7,588,947 and $7,645,111, respectively, for Cutler Equity Fund; $367,754 and $2,589,744, respectively, for Cutler Fixed Income Fund; and $1,497,494 and $103,513,

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

respectively, for Cutler Emerging Markets Fund. During the six months ended December 31, 2017, cost of purchases and proceeds from sales and maturities of U.S. government securities totaled $2,932,619 and $1,077,765, respectively, for Cutler Fixed Income Fund.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Risks Associated with Mortgage-Backed Securities

Cutler Fixed Income Fund invests in mortgage-backed securities, which are subject to default risk and prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. As of December 31, 2017, Cutler Fixed Income Fund had 32.0% of the value of its net assets invested in mortgage-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. As of December 31, 2017, 31.2% of Cutler Fixed Income Fund’s net assets were invested in IO classes of various SMBS. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations. During the six months ended December 31, 2017, $443,871 of prepayment penalties on IOs was received by Cutler Fixed Income Fund.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Risks Associated with Emerging Markets

In seeking to meet its investment objective, under normal conditions, at least 80% of Cutler Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the Adviser’s long standing dividend focused investment philosophy. Accordingly, Cutler Emerging Markets Fund is subject to the following investment risks:

Foreign Investment Risk — Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Emerging Markets Risk — The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact Cutler Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk — Because Cutler Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2017 through December 31, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Cutler Equity Fund
Based on Actual	$ 1,000.00	$ 1,144.70	1.15%	$ 6.22
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.41	1.15%	$ 5.85
Cutler Fixed Income Fund
Based on Actual	$ 1,000.00	$ 1,005.90	1.62%	$ 8.19
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.99	1.62%	$ 8.24
Cutler Emerging Markets Fund
Based on Actual	$ 1,000.00	$ 1,105.50	1.55%	$ 8.23
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.34	1.55%	$ 7.88

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

THE CUTLER TRUST
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Funds’ portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. August 2010

Privacy Notice

FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 ● (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 5, 2018

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	March 5, 2018

*	Print the name and title of each signing officer under his or her signature.